MML SERIES INVESTMENT FUND

Supplement dated August 13, 2010 to the

Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The information for Mark G. Seferovich and Kenneth G. McQuade relating to the MML Small Cap Growth Equity Fund found on page 96 under the heading Portfolio Managers in the section titled Management is hereby deleted.

The information for Mark G. Seferovich and Kenneth G. McQuade relating to the MML Small Cap Growth Equity Fund found on page 128 in the section titled Subadvisers and Portfolio Managers is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

L7352-10-02

MML SERIES INVESTMENT FUND

MML Small Cap Growth Equity Fund

Supplement dated August 13, 2010 to the

Summary Prospectus dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The information for Mark G. Seferovich and Kenneth G. McQuade found under the heading Portfolio Managers in the section titled Management is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-01

MML SERIES INVESTMENT FUND

Supplement dated August 13, 2010 to the

Statement of Additional Information dated May 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

The information for Mark G. Seferovich and Kenneth G. McQuade relating to the MML Small Cap Growth Equity Fund found on page B-174 in the section titled Appendix C—Additional Portfolio Manager Information is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI L7352-10-01